Future Policy Benefit Reserves (Schedule Of Liability For Future Policy Benefits, Interest Assumptions On Individual Health Insurance) (Detail)	12 Months Ended
Dec. 31, 2011
Liability for Future Policy Benefit [Line Items]
Average interest rate of liability for future life and health insurance benefits	5.90%
Health Insurance [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	100.00%
Health Insurance [Member] | 2.5% to 5.75% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	2.00%
Health Insurance [Member] | 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	60.00%
Health Insurance [Member] | 7.0% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	26.00%
Health Insurance [Member] | 8.0% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	6.00%
Health Insurance [Member] | 8.5% Graded To 6.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	1.00%
Health Insurance [Member] | 6.75% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	1.00%
Health Insurance [Member] | 7.0% [Member]
Liability for Future Policy Benefit [Line Items]
Liability for future policy benefits, interest rate assumptions, percentage of liability	4.00%